Summary of Significant Accounting Policies (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities Antidilutive [Line Items]
Guaranteed investment certificate, interest rate	2.70%
Number of shares potentially issuable are not included in the computation of loss per share	5,623,184	5,873,183	14,148,898
Employee Stock Options [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	1,830,000	2,080,000	1,400,000
Warrants [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	3,793,184	3,793,183	12,748,898
Preference Shares [Member]
Securities Antidilutive [Line Items]
Preference shares, redemption period	5 years
Preference shares redemption price per share	$ 0.74